CAPITAL SURPLUS AND SHAREHOLDERS DIVIDEND RESTRICTIONS - NARRATIVE (Details) - USD ($) $ in Millions	May 21, 2020	Feb. 27, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			5,000,000	5,000,000
Common stock, shares issued (in shares)			2,500,000	2,500,000
Common stock, shares outstanding (in shares)			2,500,000	2,500,000
Unassigned surplus (deficit), unrealized gains (losses)			$ (8.6)	$ (15.4)	$ (21.1)
Unassigned Surplus (Deficit)
Class of Stock [Line Items]
Capital contribution	$ 200.0	$ 85.0